Derivative Instruments (Details) - Schedule of derivative instruments in cash flow hedging relationship on income and other comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (3,345)	$ (530)
Forward contracts [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	(571)	(302)
Option contracts [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (2,774)	$ (228)